Label	Element	Value
The Brinsmere Fund Growth - ETF | State Street SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.00%
The Brinsmere Fund Growth - ETF | Invesco S&P 500 Momentum ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
The Brinsmere Fund Growth - ETF | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.00%
The Brinsmere Fund Growth - ETF | Invesco RAFI US 1000 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
The Brinsmere Fund Growth - ETF | Dimensional US Equity Market ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
The Brinsmere Fund Growth - ETF | State Street SPDR Portfolio S&P 400 Mid Cap ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
The Brinsmere Fund Growth - ETF | Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
The Brinsmere Fund Growth - ETF | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
The Brinsmere Fund Growth - ETF | State Street SPDR Portfolio S&P 600 Small Cap ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
The Brinsmere Fund Growth - ETF | iShares MSCI EAFE Min Vol Factor ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
The Brinsmere Fund Growth - ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.60%
The Brinsmere Fund Growth - ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
The Brinsmere Fund Growth - ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
The Brinsmere Fund Growth - ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
The Brinsmere Fund Growth - ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%